SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY
Operating costs and expenses:
Selling and marketing expenses	$ 30,209	187,435	138,129	102,814	$ 25	157	157	157
General and administrative expenses	55,141	342,128	284,756	224,111	5,711	35,434	33,308	24,902
Total operating costs and expenses	740,405	4,593,915	3,815,835	3,011,517	5,736	35,591	33,465	25,059
Income from operations	62,754	389,364	380,544	219,733	(5,736)	(35,591)	(33,465)	(25,059)
Interest income	3,733	23,162	6,856	14,554	12	75	6	131
Foreign exchange gain (loss)	(39)	(246)	21	(2,000)				(141)
Other income, net					390	2,419	2,438	2,208
Income in investment in subsidiaries					54,870	340,445	310,879	197,748
Net income attributable to China Lodging Group, Limited	49,536	307,348	279,858	174,887	49,536	307,348	279,858	174,887
Other comprehensive income
Unrealized securities holding gains , net of tax of nil, nil and 9,485 for 2012, 2013 and 2014	4,587	28,458			4,587	28,458
Foreign currency translation adjustments, net of tax of nil for 2012,2013 and 2014					(175)	(1,082)	(976)	758
Comprehensive income attributable to China Lodging Group, Limited	$ 53,948	334,724	278,882	175,645	$ 53,948	334,724	278,882	175,645